Employee benefits Employee benefits - Bonus Expenses (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bonus Expenses [Line Items]
Bonus expense		€ 274.2	€ 238.2	€ 221.8
BoM [Member]
Bonus Expenses [Line Items]
Bonus expense	[1]	5.1	4.5	3.8
Other Employees [Domain]
Bonus Expenses [Line Items]
Bonus expense	[2]	€ 269.1	€ 233.7	€ 218.0
Minimum
Bonus Expenses [Line Items]
Short-term incentive calculation percentage		0.00%
Maximum
Bonus Expenses [Line Items]
Short-term incentive calculation percentage		112.50%

[1]	1. Includes all members that served on the Board of Management throughout the year.
[2]	2. Includes all variations of available STI bonus plans of which employees are eligible.